Note 6 - Other operating income and expenses (Details Textual) - USD ($) $ in Thousands			12 Months Ended
	Nov. 01, 2021	May 13, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about other operating income and expenses [line items]
Tax credit from PIS and COFINS recognized in other operating income					$ 35,568
Tax credit from PIS and COFINS recognized in financial results					$ 18,000
Geneva Structural Tubes LLC (“Geneva”) | MKK USA Inc
Disclosure of detailed information about other operating income and expenses [line items]
Percentage of voting equity interests divested	100.00%
Aggregate selling price of subsidiary	$ (24,300)
Gain on sale of subsidiaries	$ 6,800
Brazil | Subsidiaries
Disclosure of detailed information about other operating income and expenses [line items]
Tax expense (credit) from PIS and COFINS		$ (53,000)
Tax credit from PIS and COFINS recognized in other operating income		36,000
Tax credit from PIS and COFINS recognized in financial results		17,000
Tax charge related to gain from tax claims of PIS and COFINS		$ 12,000